Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	MERGER FUND VL
Central Index Key	0001208133
Amendment Flag	false
Document Creation Date	Apr. 19, 2018
Document Effective Date	Apr. 19, 2018
Prospectus Date	Apr. 19, 2018
The Merger Fund VL | The Merger Fund VL
Prospectus:
Trading Symbol	MERVX